ASYMmetric ETFs Trust
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

May 1, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	ASYMmetric ETFs Trust (the “Trust”)
File Nos.: 333-250955 and 811-23622
ASYMmetric Smart S&P 500® ETF (S000070934) (the “Fund”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of the Fund, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated April 30, 2023, and filed electronically as Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N‑1A on April 27, 2023.

If you have any questions or require further information, do not hesitate to contact me at Kathryne.Keough@usbank.com.

Sincerely,

/s/ Kathryne E. Keough
Kathryne E. Keough
For U.S. Bank Global Fund Services, as Administrator to the Trust